IMPAIRMENT (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2016 CAD $ / bbl $ / Mcf CAD / bbl CAD / Mcf $ / CAD	Dec. 31, 2015 CAD $ / bbl $ / Mcf CAD / bbl CAD / Mcf $ / CAD	Dec. 31, 2014 $ / bbl $ / Mcf CAD / bbl CAD / Mcf $ / CAD
Impairment of Oil and natural gas properties:
Oil and natural gas properties	CAD 301,171	CAD 1,352,428
WTI Crude Oil US$/bbl (in dollars per barrel) | $ / bbl	42.75	50.28	94.99
Exchange Rate US$/CDN$ (in US dollars per Canadian dollars) | $ / CAD	1.32	1.27	1.09
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel) | CAD / bbl	52.26	59.38	94.84
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	2.49	2.58	4.30
AECO Natural Gas Spot CDN$/Mcf (in Canadian dollars per Mcf) | CAD / Mcf	2.17	2.69	4.60
Goodwill impairment	CAD 0	CAD 0
Canada
Impairment of Oil and natural gas properties:
Oil and natural gas properties	89,359	286,700
U.S.
Impairment of Oil and natural gas properties:
Oil and natural gas properties	CAD 211,812	CAD 1,065,728